Staff Cost - Schedule of Warrant Activity (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure Of Warrant Activity [line items]
Ending balance	5,611,629
Ending balance	€ 29.03
Warrants [member]
Disclosure Of Warrant Activity [line items]
Beginning balance	4,621,154	3,691,765	2,615,903
Granted during the year	1,637,375	1,196,000	1,202,500
Exercised during the year	(611,683)	(193,171)	(115,212)
Forfeited during the year	(35,217)	(73,440)	(11,426)
Expired during the year	0	0	0
Ending balance	5,611,629	4,621,154	3,691,765
Vested at the balance sheet date	2,478,770	2,034,791	1,439,066
Beginning balance	€ 17.62	€ 13.05	€ 10.69
Granted during the year	54.43	30.15	17.69
Exercised during the year	10.82	8.49	7.63
Forfeited during the year	28.24	16.42	13.88
Expired during the year	0.00	0.00	0.00
Ending balance	29.03	17.62	13.05
Vested at the balance sheet date	€ 15.81	€ 11.48	€ 9.36